Goodwill And Other Intangible Assets (Schedule Of Indefinite-Life Intangible Assets Not Subject To Amortization) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	$ 99,530	$ 66,065
Licenses [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	81,147	60,824
Orbital Slots [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	11,946	0
Trade Name [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	$ 6,437	$ 5,241